Supplemental Quarterly Financial Information (Unaudited)	12 Months Ended
Dec. 31, 2011
Supplemental Quarterly Financial Information (Unaudited)

Supplemental Quarterly Financial Information (Unaudited, in thousands except per unit data)

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
2011
Revenues	$253,527	$310,322	$308,352	$287,774
Operating income	$37,985	$43,177	$37,575	$34,834
Net income	$7,511	$35,658	$35,857	$17,317
Basic and diluted net income per limited partner unit (1)	$0.17	$0.50	$0.50	$0.23
Weighted average number of units outstanding, basic and diluted	46,426	71,176	71,197	76,207

2010
Revenues	$206,478	$189,432	$222,829	$245,397
Operating income	$26,758	$23,710	$31,693	$39,424
Net income	$13,682	$22,106	$10,145	$18,254
Basic and diluted net income per limited partner unit (1)	$0.22	$0.30	$0.19	$0.26
Weighted average number of units outstanding, basic and diluted	38,293	38,293	38,293	38,293

(1)	The sum of the quarters may not equal the total of the respective year’s net income per limited partner unit due to applying the two-class method of calculating net income per limited partner unit.